Income taxes and deferred taxes (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income taxes and deferred taxes
Current tax income/(expense)	€ (927)	€ (944)	€ (1,115)	€ (1,636)
Deferred tax income/(expense)	(1)	837	5	1,321
Total Income tax income/(expense)	€ (928)	€ (107)	€ (1,110)	€ (315)